Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Performance Obligations [Line Items]
Accrued contract revenue	$ 1,500,000	$ 700,000
Loss allowance related to accrued contract revenue	0	0
Deferred contract revenue brought forward	4,000,000	2,900,000
Deferred contract revenue recognized	$ 4,000,000	2,900,000
Maximum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	180 days
Workflow equipment and services
Disclosure Of Performance Obligations [Line Items]
Revenues from payments from leased equipment recognized	$ 100,000	$ 200,000	$ 100,000